Segment Reporting - Schedule of Operating Segment (Details) - Operating Segments [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue		$ 33,535,351	$ 44,863,430	$ 51,428,054
Cost of sales
Total cost of sales		27,615,538	33,458,207	40,533,077
Gross profit
Total gross profit		5,919,813	11,405,223	10,894,977
Selling expenses
Total selling expenses		1,806,192	6,342,751	2,709,376
General and administrative expenses
Total general and administrative expenses		3,720,646	3,222,959	2,950,188
Segment net income (loss):
Net income (Loss)		556,829	(361,016)	3,032,577
Total segment assets		49,125,097	39,305,825
Total long-lived assets		6,174,692	5,825,586
HK [Member]
Revenue
Total revenue		8,961,686	7,282,272	5,461,367
Cost of sales
Total cost of sales		6,978,182	5,655,693	4,341,978
Gross profit
Total gross profit		1,983,504	1,626,579	1,119,389
Selling expenses
Total selling expenses		661,262	417,823	190,198
General and administrative expenses
Total general and administrative expenses		2,374,450	2,268,421	1,756,780
Segment net income (loss):
Net income (Loss)		2,445,459	5,059,493	2,780,297
Total segment assets		30,803,643	17,112,819
Total long-lived assets		524,634	56,637
PRC [Member]
Revenue
Total revenue		25,080,099	38,102,258	46,155,510
Cost of sales
Total cost of sales		21,224,333	28,323,614	36,418,495
Gross profit
Total gross profit		3,855,766	9,778,644	9,737,015
Selling expenses
Total selling expenses		1,144,930	5,924,928	2,519,178
General and administrative expenses
Total general and administrative expenses		1,265,653	954,538	1,193,408
Segment net income (loss):
Net income (Loss)		495,604	1,379,362	3,995,034
Total segment assets		35,824,110	36,286,620
Total long-lived assets		5,650,058	5,768,949
Elimination of internal transaction [Member]
Revenue
Total revenue	[1]	(506,434)	(521,100)	(188,823)
Cost of sales
Total cost of sales	[1]	(586,977)	(521,100)	(227,396)
Gross profit
Total gross profit	[1]	80,543		38,573
General and administrative expenses
Total general and administrative expenses	[1]	80,543
Segment net income (loss):
Net income (Loss)	[2]	(2,384,234)	(6,799,871)	$ (3,742,754)
Total segment assets	[3]	$ (17,502,656)	$ (14,093,614)

[1]	The internal transaction represents sales from PRC Manufacturing segment to Hong Kong trading segment.
[2]	The internal transaction mainly represents dividend income distributed from PRC Manufacturing segment to Hong Kong trading segment.
[3]	The internal transaction mainly represents Hong Kong Trading segment’s investment in PRC Manufacturing segment, in the form of investment in subsidiary.